Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts	$ 11,161	$ 10,055
Current deferred financing costs	5,245	5,133
Noncurrent deferred financing costs	$ 20,619	$ 23,586
Shares held in treasury	388,903	331,284
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Allowance for doubtful accounts	$ 11,161	$ 10,055
Current deferred financing costs	5,245	5,133
Noncurrent deferred financing costs	$ 20,619	$ 23,586
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000	3,000
Common stock, shares issued	100	100
Common stock, shares outstanding	100	100
Series AA Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, cumulative dividends	$ 63.80	$ 63.80
Preferred stock, shares authorized	5,720	5,720
Preferred stock, shares issued	5,720	5,720
Preferred stock, shares outstanding	5,720	5,720
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	362,500,000	362,500,000
Common stock, shares issued	85,551,595	84,169,118
Common stock, shares outstanding	85,162,692	83,837,834
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	37,500,000	37,500,000
Common stock, shares issued	14,420,085	14,420,085
Common stock, shares outstanding	14,420,085	14,420,085